SCHEDULE OF INCOME BEFORE INCOME TAX (Details) - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss before income tax	$ (2,561,399)	$ (3,291,942)	$ (13,894,305)	$ (15,611,931)
MALAYSIA
Loss before income tax			2,042,746	1,606,867
INDONESIA
Loss before income tax			(786,490)	1,609,362
HONG KONG
Loss before income tax			(15,141,598)	(18,818,064)
Others [Member]
Loss before income tax			$ (8,963)	$ (10,096)